Condensed Parent Company Financial Information - Summary Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes									$ 7,513	$ 6,537	$ 5,289
Income tax benefit									2,273	1,990	1,602
NET INCOME	1,224	1,407	1,247	1,362	1,120	1,231	1,141	1,055	5,240	4,547	3,687
COMPREHENSIVE INCOME									1,920	4,981	4,244
Parent Company [Member]
Interest on securities									2	2	1
Dividends from subsidiary									2,400	2,000	2,300
Total income									2,402	2,002	2,301
Operating expenses									356	354	336
Income before income taxes									2,046	1,648	1,965
Income tax benefit									(121)	(120)	(115)
Equity earnings in subsidiary, net of dividends									3,073	2,779	1,607
NET INCOME									5,240	4,547	3,687
COMPREHENSIVE INCOME									$ 1,920	$ 4,981	$ 4,244